UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22491

Legg Mason BW Global Income Opportunities Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: July 1, 2014–June 30, 2015

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22491
Reporting Period: 07/01/2014 - 06/30/2015
Legg Mason BW Global Income Opportunities Fund Inc.

================ Legg Mason BW Global Income Opportunities Fund ================

STONEMOR PARTNERS L.P.

Ticker:       STON           Security ID:  86183Q100
Meeting Date: NOV 13, 2014   Meeting Type: Special
Record Date:  OCT 06, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Ratify Appointment of Independent       For       For          Management
      Auditors
2     Approve Stock Compensation Plan         For       For          Management
3     Approve Motion to Adjourn Meeting       For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason BW Global Income Opportunities Fund Inc.

By:	/s/ Jane E. Trust Jane E. Trust Chairman, President and Chief Executive Officer

Date:	August 17, 2015